Note 2 - Discontinued Operations and Assets Held for Sale (Details) (USD $)	0 Months Ended	12 Months Ended
	Jun. 04, 2013	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011
Note 2 - Discontinued Operations and Assets Held for Sale (Details) [Line Items]
Proceeds from Divestiture of Businesses	$ 3,400,000
Liabilities of Disposal Group, Including Discontinued Operation	3,300,000	5,166,000	5,194,000
Discontinued Operation, Income (Loss) from Discontinued Operation During Phase-out Period, Net of Tax		1,360,000	2,790,000	3,134,000
Original Agreement [Member]
Note 2 - Discontinued Operations and Assets Held for Sale (Details) [Line Items]
Proceeds from Divestiture of Businesses	$ 3,700,000